ING LOGO AMERICAS US Legal Services Eva M. Bryant Paralegal (860) 723-2210 Fax: (860) 723-2216 Eva.Bryant@us.ing.com May 3, 2007

BY EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ReliaStar Life Insurance Company
Select*Life Variable Account
Post-Effective Amendment No. 12 to Registration Statement on Form N-6
Prospectus Title: FlexDesign VUL
File Nos.: 333-69431 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its Select*Life Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

  The form of Prospectus, Prospectus Supplement and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post- effective amendment to the above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 18, 2007.

If you have any questions regarding this submission, please call the undersigned at 860-723-2210.

Sincerely,

/s/ Eva M. Bryant
Eva M. Bryant

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation